Borrowings	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Borrowings	NOTE 9 – Borrowings

Federal Home Loan Bank Advances

(Dollars in thousands)	June 30, 2024	December 31, 2023
Maturity of July 2025 with fixed interest rate of 4.88%	$20,000	$20,000
Maturity of January 2026 with fixed interest rate of 4.35%	10,000	-
Maturity of December 2026 with fixed interest rate of 4.20%	10,000	10,000
Total advances outstanding at period end	$40,000	$30,000

Bank Term Funding Program (“BTFP”)

(Dollars in thousands)	June 30, 2024	December 31, 2023
Maturity of May 2024 with fixed interest rate of 4.71%	$-	$160,000
Maturity of December 2024 with fixed interest rate of 4.83%	-	10,000
Maturity of January 2025 with fixed interest rate of 4.76%	170,000	-
Total BTFP outstanding at period end	$170,000	$170,000

Advances from the FHLB were secured by residential real estate loans with a carrying value of approximately $196.0 million at June 30, 2024 and residential real estate loans with a carrying value of approximately $191.1 million and securities with a carrying value of approximately $278.5 million at December 31, 2023, respectively. Based on this collateral, the Bank was eligible to borrow an additional $90.5 million at June 30, 2024.

Advances from the Federal Reserve Bank were secured by securities with a carrying value of approximately $510.0 million and loans with a carrying value of approximately $460.3 million at June 30, 2024 and securities with a carrying value of approximately $526.4 million and loans with a carrying value of approximately $433.2 million at December 31, 2023, respectively. Based on this collateral, the Bank was eligible to borrow an additional $669.0 million at June 30, 2024.

In June 2021, ChoiceOne obtained a $20 million line of credit with an annual renewal.  The line carries a floating rate of prime rate with a floor of 3.25% and current rate of 8.5% at June 30, 2024.  The credit agreement includes certain financial covenants, including minimum capital ratios, asset quality ratios, and the requirements of achieving certain profitability thresholds.
ChoiceOne was in compliance with all covenants as of June 30, 2024. The line of credit balance was $0 at June 30, 2024.